Basis of preparation - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Basis of preparation
Operating losses	€ 74,186	€ 56,678
Net losses	86,784	€ 69,376
Net liabilities	107,820		€ 32,911
Net current liabilities	310,570
Accumulated losses	€ 810,340		€ 737,186